Taxes on Income (Details) - Schedule of taxes on income (tax benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of taxes on income (tax benefit) [Abstract]
Domestic	$ 7,867	$ 7,266	$ 5,186
Foreign	1,069	1,636	1,359
Total	8,936	8,902	6,545
Domestic	(1,687)	(1,001)	81
Foreign	37	(1,027)	445
Total	(1,650)	(2,028)	526
Taxes on income	$ 7,286	$ 6,874	$ 7,071